ACCRUED AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 06, 2020	Dec. 31, 2019 CNY (¥)
Payables And Accruals, Disclosure [Line Items]
Business tax, VAT and others		¥ 31,719		¥ 42,469
Payable balance with indemnity by Xihua Group (Note 7(i)		49,800		49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))		36,770		36,770
Accrued payroll and welfare		27,982		32,189
Payable to Jinghan Taihe (Note ii & Note 23)		25,441
Payable for purchase of equipment and services		9,995		5,782
Receipt in advance		4,535		11,636
Amounts due to students		9,198		6,231
Lawsuit penalty payable		2,731		2,592
Consideration payable (Note i)		7,067
Others		4,352		5,488
Total	$ 32,121	209,590		¥ 192,957
Other liabilities		¥ 25,441
NewSchool | Ambow NSAD Inc
Payables And Accruals, Disclosure [Line Items]
Percentage of ownership			100.00%